Fair Value Measurements - Schedule of Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Mar. 04, 2024	Dec. 27, 2023 decimal	Oct. 17, 2022 decimal
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Change in fair value of liability, location	Other income (expense)
Level 3 | Exchange closing price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input				11.98	9.82
Level 3 | Contractual conversion price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input				10.00	10.00
Level 3 | Risk free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.044	0.042	0.056	0.043
Level 3 | Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		1.150	0.950	0.151	0.045